Expenses by Nature - Summary of Expenses by Nature (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Expenses by nature [abstract]
Employee compensation	₨ 299,774	₨ 272,223	₨ 268,081
Sub-contracting/ technical fees	94,725	84,437	82,747
Cost of hardware and software	13,567	18,985	27,216
Travel	17,768	17,399	20,147
Facility expenses	22,213	21,044	19,297
Depreciation, amortization and impairment	19,474	21,124	23,107
Communication	4,561	5,353	5,370
Legal and professional fees	4,361	4,690	4,957
Rates, taxes and insurance	1,621	2,400	2,261
Marketing and brand building	2,714	3,140	2,936
Lifetime expected credit loss and provision for deferred contract cost	980	6,565	2,427
Miscellaneous expenses	11,736	4,705	5,836
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₨ 493,494	₨ 462,065	₨ 464,382